                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05415

Morgan Stanley Utilities Fund
                 (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY UTILITIES FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report

For the year ended December 31, 2003

TOTAL RETURN FOR THE 12 MONTHS ENDED DECEMBER 31, 2003

                                           S&P
                                           500     LIPPER UTILITY
 CLASS A   CLASS B   CLASS C   CLASS D   INDEX(1)  FUNDS INDEX(2)
--------   -------   -------   -------   -----     --------------
   16.37%    15.91%    15.44%    16.57%  28.68%             21.57%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET OVERVIEW

The U.S. equity market rallied strongly in 2003. After testing its 2002 lows in March, the equity market soared on a combination of improving corporate results, signs of economic recovery and renewed appetite for risk among investors. Such economically sensitive sectors as technology, basic materials and industrials led as investors bid up their prices in anticipation of further good economic data. The more traditionally defensive sectors such as utilities, consumer staples and health care generally fell behind, though every major sector ended the year with a positive total return.

Performance within the utilities sector was mixed in 2003. Electricity and natural gas providers staged a sharp recovery during the year. In addition to low valuations, their performance was supported by low interest rates, high gas prices and a change in policy for dividend payment taxation in the U.S. Telecommunication stocks, especially the Regional Bells, suffered from a combination of slower demand and an unfavorable regulatory environment. The industry was also hard hit by investor disappointment over the lack of meaningful reform in its regulatory regime during 2003, given widespread anticipation of favorable change.

PERFORMANCE ANALYSIS

Morgan Stanley Utilities Fund was outpaced by both the S&P 500 Index and the Lipper Utility Funds Index, largely because of the tepid performance of the telecommunications industry. Our underlying strategy for asset allocation within the Fund is to maintain diversified exposure to telecommunications, natural gas and electric companies. Though we trimmed the Fund's positions in telecommunications and redistributed those assets, the Fund's exposure to the Regional Bells tempered the performance of its portfolio.

On a more positive note, the Fund's positions in electric and natural gas companies contributed the strongest results to the Fund's portfolio. The Fund's increased exposure to electric companies, the largest allocation in the portfolio, performed strongly in light of low interest rates and improving fundamentals. Its holdings in the natural gas industry also boosted the Fund's performance. These companies benefited from high natural gas prices as well as improving industry fundamentals.

Overall, we believe the Fund to be positioned to accomplish its objective of capital appreciation and current income.

   TOP 10 HOLDINGS
   Dominion Resources                           3.2%
   Entergy                                      3.1
   PPL Corporation                              3.1
   Exelon                                       3.0
   Scana                                        2.9
   Cinergy                                      2.9
   Ameren                                       2.9
   Constellation                                2.9
   Public Svc Enterprises                       2.6
   SBC Communications                           2.6

   TOP FIVE INDUSTRIES
   Electric Utilities                          61.4%
   Telecommunications                          24.1
   Energy                                       8.8
   Oil & Gas Pipelines                          1.1
   Computer Communications                      0.9

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

ANNUAL HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

INVESTMENT STRATEGY

1. THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) AND INVESTMENT GRADE FIXED-INCOME SECURITIES (INCLUDING ASSET-BACKED SECURITIES AND ZERO-COUPON SECURITIES) OF COMPANIES THAT ARE ENGAGED IN THE UTILITIES INDUSTRY.

2. A COMPANY WILL BE CONSIDERED TO BE IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THAT INDUSTRY. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER AREAS:
   TELECOMMUNICATIONS, COMPUTERS, GAS AND ELECTRIC ENERGY, WATER DISTRIBUTION, THE INTERNET AND INTERNET RELATED SERVICES, AND OTHER NEW OR EMERGING TECHNOLOGIES. THE COMPANIES MAY INCLUDE TRADITIONALLY REGULATED PUBLIC UTILITIES OR FULLY OR PARTIALLY DEREGULATED UTILITY COMPANIES AS WELL AS UNREGULATED UTILITY COMPANIES.

3. THE FUND MAY INVEST UP TO 25 PERCENT OF ITS NET ASSETS IN FOREIGN SECURITIES, INCLUDING COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) AND INVESTMENT GRADE FIXED-INCOME SECURITIES. HOWEVER, THIS PERCENTAGE LIMITATION DOES NOT APPLY TO SECURITIES OF FOREIGN COMPANIES THAT ARE LISTED IN THE U.S. ON A NATIONAL SECURITIES EXCHANGE.

4. THE FUND'S INVESTMENT MANAGER, MORGAN STANLEY INVESTMENT ADVISORS INC., WILL SHIFT THE FUND'S ASSETS BETWEEN DIFFERENT TYPES OF UTILITIES AND BETWEEN EQUITY AND FIXED-INCOME SECURITIES, BASED ON PREVAILING MARKET, ECONOMIC AND FINANCIAL CONDITIONS. THE FUND DOES NOT HAVE ANY SET POLICIES TO CONCENTRATE ITS ASSETS IN ANY PARTICULAR SEGMENT OF THE UTILITIES INDUSTRY OR ANY PARTICULAR TYPE OF SECURITY. HOWEVER, THE FUND'S POLICY TO CONCENTRATE ITS ASSETS IN THE UTILITIES INDUSTRY IS FUNDAMENTAL, AND MAY NOT BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

5. IN SELECTING COMMON STOCK AND OTHER EQUITY SECURITIES TO BUY, HOLD OR SELL FOR THE FUND, THE INVESTMENT MANAGER CONSIDERS EARNINGS AND DIVIDEND GROWTH, BOOK VALUE, DIVIDEND DISCOUNT AND PRICE/EARNINGS RELATIONSHIPS. IN ADDITION, THE INVESTMENT MANAGER MAKES CONTINUING ASSESSMENTS OF MANAGEMENT, THE PREVAILING REGULATORY FRAMEWORK AND INDUSTRY TRENDS. COMPUTER-BASED EQUITY SELECTION MODELS ALSO MAY BE USED.

6. IF THE INVESTMENT MANAGER BELIEVES FAVORABLE CONDITIONS FOR CAPITAL GROWTH OF EQUITY SECURITIES ARE NOT PREVALENT AT A PARTICULAR TIME, IT MAY ALLOCATE THE FUND'S ASSETS PREDOMINANTLY OR EXCLUSIVELY TO DEBT SECURITIES WITH THE AIM OF OBTAINING CURRENT INCOME AND THUS BENEFITING LONG-TERM GROWTH OF CAPITAL.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov

Performance Summary

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

               CLASS B++        S&P 500(1)      LIPPER(2)
               ---------        ----------      ---------
31-Dec-93      $  10,000        $  10,000       $  10,000
31-Dec-94      $   9,010        $  10,132       $   9,071
31-Dec-95      $  11,571        $  13,940       $  11,531
31-Dec-96      $  12,149        $  17,139       $  12,606
31-Dec-97      $  15,282        $  22,857       $  15,848
31-Dec-98      $  18,637        $  29,387       $  18,763
31-Dec-99      $  20,518        $  35,571       $  21,490
31-Dec-00      $  21,845        $  32,329       $  23,333
31-Dec-01      $  17,078        $  28,490       $  18,352
31-Dec-02      $  13,610        $  22,196       $  14,186
31-Dec-03      $  15,775        $  28,563       $  17,246

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED DECEMBER 31, 2003

                                    CLASS A SHARES*       CLASS B SHARES**      CLASS C SHARES+       CLASS D SHARES^
                                    (SINCE 07/28/97)      (SINCE 04/29/88)      (SINCE 07/28/97)      (SINCE 07/28/97)
  SYMBOL                                       UTLAX                 UTLBX                 UTLCX                 UTLDX
-----------------                   ----------------      ----------------      ----------------      ----------------
  1 YEAR                                       16.37%(3)             15.91%(3)             15.44%(3)             16.57%(3)
                                               10.26(4)              10.91(4)              14.44(4)                 --
  5 YEARS                                      (2.61)(3)             (3.28)(3)             (3.36)(3)             (2.40)(3)
                                               (3.66)(4)             (3.55)(4)             (3.36)(4)                --
  10 YEARS                                        --                  4.66(3)                 --                    --
                                                  --                  4.66(4)                 --                    --
  SINCE INCEPTION                               3.80(3)               7.45(3)               3.00(3)               4.03(3)
                                                2.93(4)               7.45(4)               3.00(4)                 --

Notes on Performance

(1) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER UTILITY FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER UTILITY FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

^    CLASS D HAS NO SALES CHARGE.

++   CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON DECEMBER 31, 2003.

Morgan Stanley Utilities Fund

PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2003

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
              Common Stocks (93.8%)
              ALTERNATIVE POWER GENERATION (0.6%)
1,150,000     Calpine Corp.*                                                                 $   5,531,500
                                                                                             -------------
              COMPUTER COMMUNICATIONS (0.9%)
  369,000     Cisco Systems, Inc.*                                                               8,963,010
                                                                                             -------------
              ELECTRIC UTILITIES (59.1%)
1,220,000     AES Corp. (The)*                                                                  11,516,800
  285,000     Allegheny Energy, Inc.*                                                            3,636,600
  600,000     Ameren Corp.                                                                      27,600,000
  690,000     American Electric Power Co., Inc.                                                 21,051,900
  669,470     Cinergy Corp.                                                                     25,982,131
  460,000     Consolidated Edison, Inc.                                                         19,784,600
  695,000     Constellation Energy Group, Inc.                                                  27,216,200
  482,000     Dominion Resources, Inc.                                                          30,766,060
  493,750     DPL, Inc.                                                                         10,309,500
  370,000     DTE Energy Co.                                                                    14,578,000
  617,724     Duke Energy Corp.                                                                 12,632,456
  425,000     Duquesne Light Holdings Inc.                                                       7,794,500
  880,000     Edison International*                                                             19,298,400
  125,000     Endesa S.A. (ADR) (Spain)                                                          2,387,500
  630,000     Energy East Corp.                                                                 14,112,000
  515,000     Entergy Corp.                                                                     29,421,950
  430,000     Exelon Corp.                                                                      28,534,800
  461,000     FirstEnergy Corp.                                                                 16,227,200
  365,000     FPL Group, Inc.                                                                   23,878,300
  460,000     Great Plains Energy, Inc.                                                         14,637,200
  500,000     NSTAR                                                                             24,250,000
  520,000     PG&E Corp.*                                                                       14,440,400
  573,000     Pinnacle West Capital Corp.                                                       22,931,460
  670,000     PPL Corp.                                                                         29,312,500
  530,000     Progress Energy, Inc.                                                             23,987,800
  560,000     Public Service Enterprise Group, Inc.                                             24,528,000
  820,000     SCANA Corp.                                                                       28,085,000
  630,000     Southern Co. (The)                                                                19,057,500
  435,000     TXU Corp.                                                                         10,318,200
  440,000     Xcel Energy, Inc.                                                                  7,471,200
                                                                                             -------------
                                                                                               565,748,157
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                                          VALUE
----------------------------------------------------------------------------------------------------------
              ENERGY (8.8%)
  610,000     AGL Resources, Inc.                                                            $  17,751,000
  586,200     KeySpan Corp.                                                                     21,572,160
  474,700     New Jersey Resources Corp.                                                        18,280,697
  340,000     NiSource, Inc.                                                                     7,459,600
  624,511     Sempra Energy                                                                     18,772,800
                                                                                             -------------
                                                                                                83,836,257
                                                                                             -------------
              OIL & GAS PIPELINES (1.1%)
  725,000     El Paso Corp.                                                                      5,937,750
  450,000     Williams Companies, Inc. (The)                                                     4,419,000
                                                                                             -------------
                                                                                                10,356,750
                                                                                             -------------
              TELECOMMUNICATIONS (23.3%)
  444,900     ALLTEL Corp.                                                                      20,723,442
  290,000     AT&T Corp.                                                                         5,887,000
  794,012     AT&T Wireless Services Inc.*                                                       6,344,156
  826,000     BellSouth Corp.                                                                   23,375,800
  501,250     CenturyTel, Inc.                                                                  16,350,775
  370,000     Cox Communications, Inc. (Class A)*                                               12,746,500
  125,000     Equitable Resources, Inc.                                                          5,365,000
  135,000     Kinder Morgan, Inc.                                                                7,978,500
  560,000     Lucent Technologies Inc.*                                                          1,590,400
  150,000     MDU Resources Group, Inc.                                                          3,571,500
  464,000     Nextel Communications, Inc. (Class A)*                                            13,019,840
  615,000     Nortel Networks Corp. (Canada)*                                                    2,601,450
  435,000     Questar Corp.                                                                     15,290,250
  725,000     Qwest Communications International, Inc.*                                          3,132,000
  939,972     SBC Communications, Inc.                                                          24,505,070
  260,000     Telefonaktiebolaget LM Ericsson (ADR) (Sweden)*                                    4,602,000
  233,179     Telefonica de Espana S.A. (ADR) (Spain)*                                          10,304,180
  285,000     Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)                                 9,413,550
  580,160     Verizon Communications Inc.                                                       20,352,013
  630,000     Vodafone Group PLC (ADR) (United Kingdom)                                         15,775,200
                                                                                             -------------
                                                                                               222,928,626
                                                                                             -------------

              Total Common Stocks
               (COST $577,693,488)                                                             897,364,300
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                         COUPON         MATURITY
THOUSANDS                                                          RATE            DATE          VALUE
----------------------------------------------------------------------------------------------------------
              Corporate Bonds (3.0%)
              ELECTRIC UTILITIES (2.2%)
$     485     Appalachian Power Co. (Series G)                      3.60%        05/15/08    $     479,728
      670     Carolina Power & Light Co.                           5.125         09/15/13          679,660
    1,960     Cinergy Corp.                                         6.25         09/01/04        2,010,954
      585     Cleco Power LLC                                      5.375         05/01/13          575,424
      780     Commonwealth Edison Co.                               6.15         03/15/12          852,383
      195     Constellation Energy Group, Inc.                      7.60         04/01/32          228,952
    3,000     Consumers Energy Co.                                 7.375         09/15/23        3,075,795
      425     Duke Energy Corp.                                     4.50         04/01/10          434,126
      425     Duquesne Light Co.                                    6.70         04/15/12          474,105
      115     Entergy Gulf States, Inc. - 144A**                    3.60         06/01/08          110,962
      465     Exelon Corp.                                          6.75         05/01/11          520,277
      650     FirstEnergy Corp. (Series B)                          6.45         11/15/11          674,933
      540     FirstEnergy Corp. (Series C)                         7.375         11/15/31          554,389
      780     Indiana Michigan Power Co. (Series A)                6.875         07/01/04          801,405
      200     Indianapolis Power & Light Co. - 144A**               6.30         07/01/13          206,700
      785     Jersey Central Power & Light Co.                      6.45         05/15/06          844,692
      675     Ohio Power Co.                                        6.60         02/15/33          726,816
      775     Pinnacle West Capital Corp.                           6.40         04/01/06          831,788
    1,980     PSE&G Energy Holdings                                9.125         02/10/04        1,999,800
    1,400     Public Service Co. of New Mexico (Series B)           7.50         08/01/18        1,604,208
      700     Public Service Electric & Gas Co.                     5.00         01/01/13          707,308
      780     South Carolina Electric & Gas Co.                     7.50         06/15/05          842,439
      780     Texas-New Mexico Power Co.                            6.25         01/15/09          790,615
      350     TXU Energy Co.                                        7.00         03/15/13          387,898
      230     Wisconsin Electric Power Co.                          4.50         05/15/13          225,026
      245     Wisconsin Electric Power Co.                         5.625         05/15/33          238,760
                                                                                             -------------
                                                                                                20,879,143
                                                                                             -------------
              ENERGY (0.1%)
      435     Consolidated Natural Gas Co. (Series B)              5.375         11/01/06          466,630
                                                                                             -------------
              TELECOMMUNICATIONS (0.7%)
    1,010     AT&T Corp.                                            7.25         11/15/06        1,117,767
      700     AT&T Wireless Services, Inc.                         7.875         03/01/11          811,361
      360     British Telecommunications PLC (United Kingdom)      8.375         12/15/10          438,791
    1,025     Deutsche Telekom International Finance Corp.
               (Netherlands)                                        8.75         06/15/30        1,314,042

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                         COUPON         MATURITY
THOUSANDS                                                          RATE            DATE          VALUE
----------------------------------------------------------------------------------------------------------
$     735     France Telecom S.A. (France)                          9.75%        03/01/31    $     979,931
    2,500     GTE Corp.                                             6.94         04/15/28        2,632,438
                                                                                             -------------
                                                                                                 7,294,330
                                                                                             -------------
              Total Corporate Bonds
               (COST $26,823,363)                                                               28,640,103
                                                                                             -------------
              Asset-Backed Securities (0.5%)
              FINANCE/RENTAL/LEASING
    1,180     Detroit Edison Securitization Funding LLC            5.875         03/01/10        1,282,250
    1,379     PECO Energy Transition Trust                         7.625         03/01/10        1,621,696
    1,500     PSE&G Transition Funding LLC                          6.61         06/15/15        1,715,138
                                                                                             -------------
              Total Asset-Backed Securities
               (COST $4,389,075)                                                                 4,619,084
                                                                                             -------------
              Short-Term Investment (2.2%)
              Repurchase Agreement
   21,063     Joint repurchase agreement account
               (dated 12/31/03; proceeds $21,064,147) (a)
               (COST $21,063,000)                                   0.98         01/02/04       21,063,000
                                                                                             -------------
              Total Investments
               (COST $629,968,926) (b)                                               99.5%     951,686,487
              Other Assets in Excess of Liabilities                                   0.5        4,522,469
                                                                                    -----    -------------
              Net Assets                                                            100.0%   $ 956,208,956
                                                                                    =====    =============

----------
 ADR  AMERICAN DEPOSITORY RECEIPT.
   *  NON-INCOME PRODUCING SECURITY.
  **  RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
  (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $639,146,443. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $313,307,458 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $767,414, RESULTING IN NET UNREALIZED APPRECIATION OF $312,540,044.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Utilities Fund

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
DECEMBER 31, 2003

Assets:
Investments in securities, at value
 (cost $629,968,926)                                 $   951,686,487
Receivable for:
 Investments sold                                         11,253,701
 Dividends                                                 1,960,664
 Interest                                                    566,744
 Shares of beneficial interest sold                          234,359
 Foreign withholding taxes reclaimed                          92,464
Prepaid expenses and other assets                            665,591
                                                     ---------------
    Total Assets                                         966,460,010
                                                     ---------------
Liabilities:
Payable for:
 Investments purchased                                     7,694,502
 Shares of beneficial interest redeemed                    1,045,600
 Distribution fee                                            836,527
 Investment management fee                                   512,087
Accrued expenses and other payables                          162,338
                                                     ---------------
    Total Liabilities                                     10,251,054
                                                     ---------------
    Net Assets                                       $   956,208,956
                                                     ===============
Composition of Net Assets:
Paid-in-capital                                      $   754,982,407
Net unrealized appreciation                              321,717,561
Accumulated undistributed net
 investment income                                         4,654,156
Accumulated net realized loss                           (125,145,168)
                                                     ---------------
    Net Assets                                       $   956,208,956
                                                     ===============
Class A Shares:
Net Assets                                           $    14,402,533
Shares Outstanding (unlimited
 authorized, $.01 par value)                               1,270,134
    Net Asset Value Per Share                        $         11.34
                                                     ===============
    Maximum Offering Price Per Share,
        (net asset value plus 5.54%
        of net asset value)                          $         11.97
                                                     ===============
Class B Shares:
Net Assets                                           $   929,784,687
Shares Outstanding (unlimited
 authorized, $.01 par value)                              81,591,237
    Net Asset Value Per Share                        $         11.40
                                                     ===============
Class C Shares:
Net Assets                                           $     8,898,910
Shares Outstanding (unlimited
 authorized, $.01 par value)                                 781,761
    Net Asset Value Per Share                        $         11.38
                                                     ===============
Class D Shares:
Net Assets                                           $     3,122,826
Shares Outstanding (unlimited
 authorized, $.01 par value)                                 275,864
    Net Asset Value Per Share                        $         11.32
                                                     ===============

Statement of Operations
FOR THE YEAR ENDED DECEMBER 31, 2003

Net Investment Income:
Income
Dividends (net of $105,920
 foreign withholding tax)                            $    34,787,677
Interest                                                   4,000,563
                                                     ---------------
    Total Income                                          38,788,240
                                                     ---------------
Expenses
Distribution fee (Class A shares)                             34,193
Distribution fee (Class B shares)                          9,411,275
Distribution fee (Class C shares)                             81,247
Investment management fee                                  5,813,992
Transfer agent fees and expenses                           1,399,284
Shareholder reports and notices                              106,927
Registration fees                                             64,664
Professional fees                                             57,265
Trustees' fees and expenses                                   20,355
Custodian fees                                                20,083
Other                                                         32,273
                                                     ---------------
    Total Expenses                                        17,041,558
Less: distribution fee rebate
 (Class B shares)                                         (3,299,878)
                                                     ---------------
    Net Expenses                                          13,741,680
                                                     ---------------
    Net Investment Income                                 25,046,560
                                                     ---------------
Net Realized and Unrealized Gain:
Net realized gain                                         47,962,943
Net change in unrealized appreciation                     65,806,817
                                                     ---------------
    Net Gain                                             113,769,760
                                                     ---------------
Net Increase                                         $   138,816,320
                                                     ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets

                                                                        FOR THE YEAR        FOR THE YEAR
                                                                            ENDED               ENDED
                                                                      DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                      -----------------   -----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                                 $      25,046,560   $      29,949,888
Net realized gain (loss)                                                     47,962,943        (160,953,410)
Net change in unrealized appreciation                                        65,806,817        (202,784,156)
                                                                      -----------------   -----------------
    Net Increase (Decrease)                                                 138,816,320        (333,787,678)
                                                                      -----------------   -----------------

Dividends and Distributions to Shareholders from:
Net investment income
  Class A shares                                                               (400,244)           (531,620)
  Class B shares                                                            (22,952,455)        (29,366,631)
  Class C shares                                                               (172,497)           (224,728)
  Class D shares                                                               (100,371)           (109,256)

Net realized gain
  Class A shares                                                                     --            (221,327)
  Class B shares                                                                     --         (16,764,626)
  Class C shares                                                                     --            (126,027)
  Class D shares                                                                     --             (41,488)
                                                                      -----------------   -----------------
    Total Dividends and Distributions                                       (23,625,567)        (47,385,703)
                                                                      -----------------   -----------------

Net decrease from transactions in shares of beneficial interest            (195,942,913)       (336,347,021)
                                                                      -----------------   -----------------

    Net Decrease                                                            (80,752,160)       (717,520,402)

Net Assets:
Beginning of period                                                       1,036,961,116       1,754,481,518
                                                                      -----------------   -----------------

End of Period

(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$4,654,156 AND $3,073,313, RESPECTIVELY)                              $     956,208,956   $   1,036,961,116
                                                                      =================   =================

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Utilities Fund

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2003

1. Organization and Accounting Policies

Morgan Stanley Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies engaged in the public utilities industry. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement; the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.65% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.475% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.45% to the portion of daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.425% to the portion of daily net assets exceeding $5 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of December 31, 2003.

For the year ended December 31, 2003, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $3,299,878.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,000, $515,668 and $1,657, respectively and received $33,859 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales portfolio securities, excluding short-term investments, for the year ended December 31, 2003 aggregated $401,792,496 and $578,659,996, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $5,876,648 and $6,445,914, respectively. Also, included are purchases and sales with other Morgan Stanley funds of $2,969,500 and $1,468,293, respectively, including a net realized gain of $93,251.

For the year ended December 31, 2003, the Fund incurred brokerage commissions of $411,983 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At December 31, 2003, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $1,656,653 and $3,311,417, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $21,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,077. At December 31, 2003, the Fund had an accrued pension liability of $61,628 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                    FOR THE YEAR         FOR THE YEAR
                                                        ENDED                ENDED
                                                  DECEMBER 31, 2003    DECEMBER 31, 2002
                                                  -----------------    -----------------
Ordinary income                                   $      23,625,567    $      30,232,309
Long-term capital gains                                          --           17,153,394
                                                  -----------------    -----------------
Total distributions                               $      23,625,567    $      47,385,703
                                                  =================    =================

As of December 31, 2003, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income                     $       4,850,925
Undistributed long-term gains                                    --
                                                  -----------------
Net accumulated earnings                                  4,850,925
Capital loss carryforward*                             (116,102,793)
Temporary differences                                       (61,627)
Net unrealized appreciation                             312,540,044
                                                  -----------------
Total accumulated earnings                        $     201,226,549
                                                  =================

*During the year ended December 31, 2003, the Fund utilized $33,662,861 of its net capital loss carryforward. As of December 31, 2003, the Fund had a net capital loss carryforward of $116,102,793 which will expire on December 31, 2010 to offset future capital gains to the extent provided by regulations.

As of December 31, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $158,469, paid-in-capital was charged $1,381 and accumulated undistributed net investment income was credited $159,850.

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                       FOR THE YEAR                    FOR THE YEAR
                                                           ENDED                           ENDED
                                                     DECEMBER 31, 2003               DECEMBER 31, 2002
                                                ----------------------------   ----------------------------
                                                  SHARES          AMOUNT         SHARES          AMOUNT
                                                -----------   --------------   -----------   --------------
CLASS A SHARES
Sold                                                221,558   $    2,336,833       355,464   $    4,183,026
Reinvestment of dividends and distributions          18,709          195,497        37,293          406,767
Redeemed                                           (411,754)      (4,257,126)     (428,674)      (4,647,596)
                                                -----------   --------------   -----------   --------------
Net decrease -- Class A                            (171,487)      (1,724,796)      (35,917)         (57,803)
                                                -----------   --------------   -----------   --------------
CLASS B SHARES
Sold                                              2,771,297       29,124,528     4,115,882       48,198,826
Reinvestment of dividends and distributions       1,706,422       17,969,193     3,387,112       37,268,392
Redeemed                                        (23,214,865)    (240,715,821)  (38,198,675)    (421,155,993)
                                                -----------   --------------   -----------   --------------
Net decrease -- Class B                         (18,737,146)    (193,622,100)  (30,695,681)    (335,688,775)
                                                -----------   --------------   -----------   --------------
CLASS C SHARES
Sold                                                186,163        1,971,678       190,656        2,218,015
Reinvestment of dividends and distributions          13,729          144,033        27,144          301,527
Redeemed                                           (202,547)      (2,087,041)     (341,313)      (3,784,821)
                                                -----------   --------------   -----------   --------------
Net increase (decrease) -- Class C                   (2,655)          28,670      (123,513)      (1,265,279)
                                                -----------   --------------   -----------   --------------
CLASS D SHARES
Sold                                                182,808        1,852,969       413,983        5,008,042
Reinvestment of dividends and distributions           9,018           93,957        13,301          144,231
Redeemed                                           (253,316)      (2,571,613)     (379,744)      (4,487,437)
                                                -----------   --------------   -----------   --------------
Net increase (decrease) -- Class D                  (61,490)        (624,687)       47,540          664,836
                                                -----------   --------------   -----------   --------------
Net decrease in Fund                            (18,972,778)  $ (195,942,913)  (30,807,571)  $ (336,347,021)
                                                ===========   ==============   ===========   ===============

Morgan Stanley Utilities Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------------------------
                                                    2003             2002             2001             2000             1999
                                                ------------     ------------     ------------     ------------     ------------
Class A Shares

Selected Per Share Data:
Net asset value, beginning of period            $      10.03     $      13.07     $      19.16     $      19.65     $      19.22
                                                ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income++                               0.31             0.33             0.38             0.41             0.50
  Net realized and unrealized gain
   (loss)                                               1.30            (2.88)           (4.44)            0.99             1.53
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             1.61            (2.55)           (4.06)            1.40             2.03
                                                ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                (0.30)           (0.35)           (0.38)           (0.42)           (0.51)
  Net realized gain                                        -            (0.14)           (1.65)           (1.47)           (1.09)
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                      (0.30)           (0.49)           (2.03)           (1.89)           (1.60)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $      11.34     $      10.03     $      13.07     $      19.16     $      19.65
                                                ============     ============     ============     ============     ============

Total Return+                                          16.37%          (19.74)%         (21.23)%           7.30%           10.97%

Ratios to Average Net Assets(1):
Expenses                                                1.02%            0.98%            0.90%           0.87%             0.85%
Net investment income                                   2.99%            2.98%            2.32%           2.06%             2.55%

Supplemental Data:
Net assets, end of period, in thousands         $     14,403     $     14,463     $     19,314     $     16,929     $     14,817
Portfolio turnover rate                                   43%              51%              49%              12%              14%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------------------------
                                                    2003             2002             2001             2000             1999
                                                ------------     ------------     ------------     ------------     ------------
Class B Shares

Selected Per Share Data:
Net asset value, beginning of period            $      10.08     $      13.12     $      19.21     $      19.70     $      19.26
                                                ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income++                               0.27             0.25             0.26             0.26             0.35
  Net realized and unrealized gain
   (loss)                                               1.31            (2.89)           (4.45)            0.99             1.54
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             1.58            (2.64)           (4.19)            1.25             1.89
                                                ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                (0.26)           (0.26)           (0.25)           (0.27)           (0.36)
  Net realized gain                                        -            (0.14)           (1.65)           (1.47)           (1.09)
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                      (0.26)           (0.40)           (1.90)           (1.74)           (1.45)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $      11.40     $      10.08     $      13.12     $      19.21     $      19.70
                                                ============     ============     ============     ============     ============

Total Return+                                          15.91%          (20.30)%         (21.82)%           6.47%           10.09%

Ratios to Average Net Assets(1):
Expenses                                                1.43%(2)         1.73%            1.66%           1.63%             1.65%
Net investment income                                   2.58%(2)         2.23%            1.56%           1.30%             1.75%

Supplemental Data:
Net assets, end of period, in thousands         $    929,785     $  1,011,218     $  1,719,481     $  2,629,320     $  2,712,326
Portfolio turnover rate                                   43%              51%              49%              12%              14%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2) IF THE DISTRIBUTOR HAD NOT REBATED A PORTION OF ITS FEE TO THE FUND, THE EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN 1.78% AND 2.23%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------------------------
                                                    2003             2002             2001             2000             1999
                                                ------------     ------------     ------------     ------------     ------------
Class C Shares

Selected Per Share Data:
Net asset value, beginning of period            $      10.07     $      13.11     $      19.19     $      19.69     $      19.26
                                                ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income++                               0.23             0.26             0.26             0.26             0.34
  Net realized and unrealized gain
   (loss)                                               1.30            (2.90)           (4.44)            0.98             1.54
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             1.53            (2.64)           (4.18)            1.24             1.88
                                                ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                (0.22)           (0.26)           (0.25)           (0.27)           (0.36)
  Net realized gain                                        -            (0.14)           (1.65)           (1.47)           (1.09)
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                      (0.22)           (0.40)           (1.90)           (1.74)           (1.45)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $      11.38     $      10.07     $      13.11     $      19.19     $      19.69
                                                ============     ============     ============     ============     ============

Total Return+                                          15.44%          (20.32)%         (21.80)%           6.47%           10.09%

Ratios to Average Net Assets(1):
Expenses                                                1.78%            1.69%            1.66%           1.63%             1.65%
Net investment income                                   2.23%            2.27%            1.56%           1.30%             1.75%

Supplemental Data:
Net assets, end of period, in thousands         $      8,899     $      7,900     $     11,904     $     18,445     $     11,583
Portfolio turnover rate                                   43%              51%              49%              12%              14%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                         FOR THE YEAR ENDED DECEMBER 31,
                                                --------------------------------------------------------------------------------
                                                    2003             2002             2001             2000             1999
                                                ------------     ------------     ------------     ------------     ------------
Class D Shares

Selected Per Share Data:
Net asset value, beginning of period            $      10.02     $      13.05     $      19.14     $      19.63     $      19.21
                                                ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income++                               0.34             0.36             0.45             0.46             0.54
  Net realized and unrealized gain
   (loss)                                               1.29            (2.88)           (4.47)            0.99             1.52
                                                ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                             1.63            (2.52)           (4.02)            1.45             2.06
                                                ------------     ------------     ------------     ------------     ------------

Less dividends and distributions from:
  Net investment income                                (0.33)           (0.37)           (0.42)           (0.47)           (0.55)
  Net realized gain                                        -            (0.14)           (1.65)           (1.47)           (1.09)
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions                      (0.33)           (0.51)           (2.07)           (1.94)           (1.64)
                                                ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                  $      11.32     $      10.02     $      13.05     $      19.14     $      19.63
                                                ============     ============     ============     ============     ============

Total Return+                                          16.57%          (19.49)%         (21.04)%           7.57%           11.13%

Ratios to Average Net Assets(1):
Expenses                                                0.78%            0.73%            0.66%            0.63%            0.65%
Net investment income                                   3.23%            3.23%            2.56%            2.30%            2.75%

Supplemental Data:
Net assets, end of period, in thousands         $      3,123     $      3,380     $      3,783     $     30,414     $     26,983
Portfolio turnover rate                                   43%              51%              49%              12%              14%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Utilities Fund

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of
Trustees of Morgan Stanley Utilities Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Utilities Fund (the "Fund"), including the portfolio of investments, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Utilities Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
FEBRUARY 13, 2004

                       2003 FEDERAL TAX NOTICE (UNAUDITED)

      During the fiscal year ended December 31, 2003, 100% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 86.12% of the Fund's income dividends paid during the fiscal year ended December 31, 2003 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Morgan Stanley Utilities Fund

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                       TERM OF                                        IN FUND
                        POSITION(S)   OFFICE AND                                      COMPLEX
NAME, AGE AND ADDRESS   HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN
OF INDEPENDENT TRUSTEE  REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY TRUSTEE*** OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------- ------------  ------------  ------------------------------  ------------- -----------------------------------
Michael Bozic (62)     Trustee       Since         Retired; Director or Trustee    216           Director of Weirton Steel
c/o Mayer, Brown,                    April 1994    of the Retail Funds (since                    Corporation.
Rowe & Maw LLP                                     April 1994) and the
Counsel to the                                     Institutional Funds (since
Independent Directors                              July 2003); formerly Vice
1675 Broadway                                      Chairman of Kmart Corporation
New York, NY                                       (December 1998-October 2000),
                                                   Chairman and Chief Executive
                                                   Officer of Levitz Furniture
                                                   Corporation (November
                                                   1995-November 1998) and
                                                   President and Chief Executive
                                                   Officer of Hills Department
                                                   Stores (May 1991-July 1995);
                                                   formerly variously Chairman,
                                                   Chief Executive Officer,
                                                   President and Chief Operating
                                                   Officer (1987-1991) of the
                                                   Sears Merchandise Group of
                                                   Sears, Roebuck & Co.

Edwin J. Garn (71)     Trustee       Since         Director or Trustee of the      216           Director of Franklin Covey (time
c/o Summit Ventures                  January 1993  Retail Funds (since January                   management systems), BMW Bank of
LLC 1 Utah Center                                  1993) and the Institutional                   North America, Inc. (industrial
201 S. Main Street                                 Funds (since July 2003);                      loan corporation), United Space
Salt Lake City, UT                                 member of the Utah Regional                   Alliance (joint venture between
                                                   Advisory Board of Pacific                     Lockheed Martin and the Boeing
                                                   Corp.; formerly United States                 Company) and Nuskin Asia Pacific
                                                   Senator (R-Utah) (1974-1992)                  (multilevel marketing); member of
                                                   and Chairman, Senate Banking                  the board of various civic and
                                                   Committee (1980-1986), Mayor                  charitable organizations.
                                                   of Salt Lake City, Utah
                                                   (1971-1974), Astronaut, Space
                                                   Shuttle Discovery (April
                                                   12-19, 1985), and Vice
                                                   Chairman, Huntsman Corporation
                                                   (chemical company).

Wayne E. Hedien (69)   Trustee       Since         Retired; Director or Trustee    216           Director of The PMI Group Inc.
c/o Mayer, Brown,                    September     of the Retail Funds (since                    (private mortgage insurance);
Rowe & Maw LLP                       1997          September 1997) and the                       Trustee and Vice Chairman of The
Counsel to the                                     Institutional Funds (since                    Field Museum of Natural History;
Independent Directors                              July 2003); formerly                          director of various other business
1675 Broadway                                      associated with the Allstate                  and charitable organizations.
New York, NY                                       Companies (1966-1994), most
                                                   recently as Chairman of The
                                                   Allstate Corporation (March
                                                   1993-December 1994) and
                                                   Chairman and Chief Executive
                                                   Officer of its wholly-owned
                                                   subsidiary, Allstate Insurance
                                                   Company (July 1989-December
                                                   1994).

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                       TERM OF                                        IN FUND
                        POSITION(S)   OFFICE AND                                      COMPLEX
NAME, AGE AND ADDRESS   HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN
OF INDEPENDENT TRUSTEE  REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY TRUSTEE*** OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------- ------------  ------------  ------------------------------  ------------- -----------------------------------
Dr.Manuel H. Johnson   Trustee       Since         Chairman of the Audit           216           Director of NVR, Inc. (home
(54) c/o Johnson                     July 1991     Committee and Director or                     construction); Chairman and Trustee
Smick International,                               Trustee of the Retail Funds                   of the Financial Accounting
Inc. 2099                                          (since July 1991) and the                     Foundation (oversight organization
Pennsylvania Avenue,                               Institutional Funds (since                    of the Financial Accounting
N.W. Suite 950                                     July 2003); Senior Partner,                   Standards Board); Director of RBS
Washington, D.C.                                   Johnson Smick International,                  Greenwich Capital Holdings
                                                   Inc., a consulting firm;                      (financial holding company).
                                                   Co-Chairman and a founder of
                                                   the Group of Seven Council
                                                   (G7C), an international
                                                   economic commission; formerly
                                                   Vice Chairman of the Board of
                                                   Governors of the Federal
                                                   Reserve System and Assistant
                                                   Secretary of the U.S.
                                                   Treasury.

Joseph J. Kearns (61)  Trustee       Since         Deputy Chairman of the Audit    217           Director of Electro Rent
PMB754 23852 Pacific                 July 2003     Committee and Director or                     Corporation (equipment leasing),
Coast Highway Malibu,                              Trustee of the Retail Funds                   The Ford Family Foundation, and the
CA                                                 (since July 2003) and the                     UCLA Foundation.
                                                   Institutional Funds (since
                                                   August 1994);previously
                                                   Chairman of the Audit
                                                   Committee of the Institutional
                                                   Funds (October 2001-July
                                                   2003); President, Kearns&
                                                   Associates LLC (investment
                                                   consulting); formerly CFO of
                                                   the J. Paul Getty Trust.

Michael E. Nugent (67) Trustee       Since         Chairman of the Insurance       216           Director of various business
c/o Triumph Capital,                 July 1991     Committee and Director or                     organizations.
L.P. 445 Park Avenue                               Trustee of the Retail Funds
New York, NY                                       (since July 1991) and the
                                                   Institutional Funds (since
                                                   July 2001); General Partner of
                                                   Triumph Capital, L.P., a
                                                   private investment
                                                   partnership; formerly Vice
                                                   President, Bankers Trust
                                                   Company and BT Capital
                                                   Corporation (1984-1988).

Fergus Reid (71) 85    Trustee       Since         Chairman of the Governance      217           Trustee and Director of certain
Charles Colman Blvd.                 July 2003     Committee and Director or                     investment companies in the
Pawling, NY                                        Trustee of the Retail Funds                   JPMorgan Funds complex managed by
                                                   (since July 2003) and the                     JP Morgan Investment Management
                                                   Institutional Funds (since                    Inc.
                                                   June 1992); Chairman of
                                                   Lumelite Plastics Corporation.

Interested Trustees:

                                                                                     NUMBER OF
                                                                                     PORTFOLIOS
                                       TERM OF                                        IN FUND
                       POSITION(S)    OFFICE AND                                      COMPLEX
NAME, AGE AND ADDRESS   HELD WITH     LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN
OF INTERESTED TRUSTEE   REGISTRANT   TIME SERVED*         PAST 5 YEARS**           BY TRUSTEE*** OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------  ------------  ------------  ------------------------------  ------------- -----------------------------------
Charles A.             Chairman of   Since         Chairman and Director or        216           None
Fiumefreddo (70) c/o   the Board     July 1991     Trustee of the Retail Funds
Morgan Stanley Trust   and Trustee                 (since July 1991) and the
Harborside Financial                               Institutional Funds (since
Center, Plaza Two,                                 July 2003); formerly Chief
Jersey City, NJ                                    Executive Officer of the
                                                   Retail Funds (until
                                                   September 2002).

James F. Higgins (55)  Trustee       Since         Director or Trustee of the      216           Director of AXA Financial, Inc. and
c/o Morgan Stanley                   June 2000     Retail Funds (since June 2000)                The Equitable Life Assurance
Trust Harborside                                   and the Institutional Funds                   Society of the United States
Financial Center,                                  (since July 2003); Senior                     (financial services).
Plaza Two, Jersey                                  Advisor of Morgan Stanley
City, NJ                                           (since August 2000); Director
                                                   of the Distributor and Dean
                                                   Witter Realty Inc.; previously
                                                   President and Chief Operating
                                                   Officer of the Private Client
                                                   Group of Morgan Stanley
                                                   (May 1999- August 2000), and
                                                   President and Chief Operating
                                                   Officer of Individual
                                                   Securities of Morgan Stanley
                                                   (February 1997-May 1999).

Philip J. Purcell (60) Trustee       Since         Director or Trustee of the      216           Director of American Airlines, Inc.
1585 Broadway                        April 1994    Retail Funds (since April                     and its parent company, AMR
New York, NY                                       1994) and the Institutional                   Corporation.
                                                   Funds (since July 2003);
                                                   Chairman of the Board of
                                                   Directors and Chief Executive
                                                   Officer of Morgan Stanley and
                                                   Morgan Stanley DW Inc.;
                                                   Director of the Distributor;
                                                   Chairman of the Board of
                                                   Directors and Chief Executive
                                                   Officer of Novus Credit
                                                   Services Inc.; Director and/or
                                                   officer of various Morgan
                                                   Stanley subsidiaries.

----------
 * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL
    OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

Officers:

                                                  TERM OF
                                POSITION(S)      OFFICE AND
 NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
    EXECUTIVE OFFICER           REGISTRANT      TIME SERVED*               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  --------------  ----------------  --------------------------------------------------------------------
Mitchell M. Merin (50)        President       Since May 1999    President and Chief Operating Officer of Morgan Stanley Investment
1221 Avenue of the Americas                                     Management Inc.; President, Director and Chief Executive Officer of
New York, NY                                                    the Investment Manager and Morgan Stanley Services; Chairman, Chief
                                                                Executive Officer and Director of the Distributor; Chairman and
                                                                Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since
                                                                February 2003); President of the Institutional Funds (since July
                                                                2003) and President of the Retail Funds (since May 1999); Trustee
                                                                (since July 2003) and President (since December 2002) of the Van
                                                                Kampen Closed-End Funds; Trustee (since May 1999) and President
                                                                (since October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)        Executive Vice  Since April 2003  Chief Global Operations Officer and Managing Director of Morgan
1221 Avenue of the Americas   President and                     Stanley Investment Management Inc.; Managing DIrector of Morgan
New York, NY                  Principal                         Stanley & Co. Incorporated; Managing DIrector of Morgan Stanley;
                              Executive                         Managing Director, Chief Administrative Officer and Director of the
                              Officer                           Investment Manager and Morgan Stanley Services; Chief Executive
                                                                Officer and Director of the Transfer Agent; Managing Director and
                                                                Director of the Distributor; Executive Vice President and Principal
                                                                Executive Officer of the Institutional Funds (since July 2003);
                                                                previously President of the Institutional Funds (March 2001-July
                                                                2003) and Director of the Institutional Funds (March 2001-July
                                                                2003).

Barry Fink (48)               Vice President  Since February    General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas   and General     1997              December 2000) of Morgan Stanley Investment Management; Managing
New York, NY                  Counsel                           Director (since December 2000), Secretary (since February 1997) and
                                                                Director (since July 1998) of the Investment Manager and Morgan
                                                                Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief
                                                                Legal Officer of Morgan Stanley Investments LP (since July 2002);
                                                                Vice President of the Institutional Funds (since July 2003); Vice
                                                                President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice
                                                                President and Assistant General Counsel of the Investment Manager
                                                                and Morgan Stanley Services (February 1997- December 2001).

Joseph J. McAlinden (60)      Vice President  Since July 1995   Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas                                     Manager, Morgan Stanley Investment Management Inc. and Morgan
New York, NY                                                    Stanley Investments LP; Director of the Transfer Agent, Chief
                                                                Investment Officer of the Van Kampen Funds; Vice President of the
                                                                Institutional Funds (since July 2003) and the Retail Funds (since
                                                                July 1995).

Stefanie V. Chang (37)        Vice President  Since July 2003   Executive Director of Morgan Stanley & Co. and Morgan Stanley
1221 Avenue of the Americas                                     Investment Management Inc. and Vice President of the Institutional
New York, NY                                                    Funds (since December 1997) and the Retail Funds (since July 2003);
                                                                formerly practiced law with the New York law firm of Rogers& Wells
                                                                (now Clifford Chance LLP).

                                                  TERM OF
                                POSITION(S)      OFFICE AND
 NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
    EXECUTIVE OFFICER           REGISTRANT      TIME SERVED*               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  --------------  ----------------  --------------------------------------------------------------------
Francis J. Smith (38)         Treasurer and   Treasurer since   Executive Director of the Investment Manager and Morgan Stanley
c/o Morgan Stanley Trust      Chief           July 2003 and     Services (since December 2001); previously Vice President of the
Harborside Financial Center,  Financial       Chief Financial   Retail Funds (September 2002- July 2003); previously Vice President
Plaza Two,                    Officer         Officer since     of the Investment Manager and Morgan Stanley Services (August
Jersey City, NJ                               September 2002    2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP
                                                                (January 1998-August 2000).

Thomas F. Caloia (57)         Vice President  Since July 2003   Executive Director (since December 2002) and Assistant Treasurer of
c/o Morgan Stanley Trust                                        the Investment Manager, the Distributor and Morgan Stanley Services;
Harborside Financial Center,                                    previously Treasurer of the Retail Funds (April 1989-July 2003);
Plaza Two,                                                      formerly First Vice President of the Investment Manager, the
Jersey City, NJ                                                 Distributor and Morgan Stanley Services.

Mary E. Mullin (36)           Secretary       Since July 2003   Vice President of Morgan Stanley & Co. Incorporated and Morgan
1221 Avenue of the Americas                                     Stanley Investment Management Inc.; Secretary of the Institutional
New York, NY                                                    Funds (since June 1999) and the Retail Funds (since July 2003);
                                                                formerly practiced law with the New York law firms of McDermott,
                                                                Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

MORGAN STANLEY UTILITIES FUND

ANNUAL REPORT
DECEMBER 31, 2003

[MORGAN STANLEY LOGO]

38545RPT-00-13587B04-AP-1/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c)     Not applicable.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)   The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)   Not applicable.

        (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

         2003

                                           REGISTRANT     COVERED ENTITIES(1)
            AUDIT FEES                     $   34,290                  N/A

            NON-AUDIT FEES
                AUDIT-RELATED FEES         $      684(2)  $      2,847,161(2)
                TAX FEES                   $    4,664(3)  $        736,810(4)
                ALL OTHER FEES             $        0     $              0
            TOTAL NON-AUDIT FEES           $    5,348     $      3,583,971

            TOTAL                          $   39,638     $      3,583,971

         2002

                                           REGISTRANT     COVERED ENTITIES(1)
            AUDIT FEES                     $   31,600                  N/A

            NON-AUDIT FEES
                AUDIT-RELATED FEES         $      657(2)  $      2,818,115(2)
                TAX FEES                   $    5,279(3)  $        365,427(4)
                ALL OTHER FEES             $        0     $        501,166(5)
            TOTAL NON-AUDIT FEES           $    5,936     $      3,684,708

            TOTAL                          $   37,536     $      3,684,708

           N/A- Not applicable, as not required by Item 4.

           (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
           (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
           (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's Covered Entities' tax returns.
           (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
           (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004